INVESTMENT IN ASSOCIATED COMPANIES (Details) shares in Millions		1 Months Ended	6 Months Ended		12 Months Ended
		Oct. 31, 2013 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2015 shares	Dec. 31, 2018 USD ($) drilling_rig	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)		Sep. 30, 2017	May 31, 2013 USD ($)	Dec. 31, 2008 vessel
Schedule of Equity Method Investments [Line Items]
Document Period End Date					Dec. 31, 2018
Number of shares received | shares				55
Equity in earnings of associated companies					$ 14,635,000	$ 23,766,000	$ 27,765,000
Term loan facility, amount outstanding					1,460,347,000	1,522,900,000
Summarized balance sheet information [Abstract]
Due to related parties					1,349,000	857,000
Statement of operations information [Abstract]
Interest payable to parent			$ 6,378,000		$ 6,378,000	0	0
Proportion of secured bank lenders in restructuring agreement with Seadrill Limited									97.00%
Proportion of bondholders in restructuring agreement with Seadrill Limited									40.00%
Number Of Drilling Units | drilling_rig					3
SFL Deepwater, SFL Hercules, SFL Linus [Member]
Statement of operations information [Abstract]
Number Of Drilling Units | drilling_rig					3
SFL Deepwater [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from equity method investment dividends						$ 3,400,000	$ 46,300,000
Participation in equity method investee (in hundredths)					100.00%	100.00%	100.00%
Debt amount		$ 390,000,000
Term loan facility, term		5 years
Term loan facility, extension term					4 years
Term loan facility, amount guaranteed					$ 84,700,000	$ 75,000,000
Lease Agreement, Extension Term					13 months
Term loan facility, amount outstanding					$ 203,700,000	225,800,000
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations					1						2
Available amount under revolving part of credit facility					$ 0	0
Summarized balance sheet information [Abstract]
Current assets					19,558,000	26,242,000
Non-current assets					302,362,000	317,450,000
Total assets					321,920,000	343,692,000
Current liabilities					18,252,000	25,642,000
Non-current liabilities	[1]				297,060,000	315,415,000
Total liabilities					315,312,000	341,057,000
Total shareholders' equity (2)					6,608,000	2,635,000
Due to parent					109,000,000	113,000,000
Due to related parties						171,000
Statement of operations information [Abstract]
Operating revenues					19,594,000	20,873,000	$ 22,088,000
Net operating revenues					19,540,000	20,873,000	22,088,000
Net income					3,973,000	5,981,000	6,778,000	[2]
Interest payable to parent					$ 5,100,000	5,400,000	6,500,000
SFL Hercules [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from equity method investment dividends						$ 3,800,000	$ 25,100,000
Participation in equity method investee (in hundredths)					100.00%	100.00%	100.00%
Debt amount										$ 375,000,000
Term loan facility, term		6 years
Term loan facility, extension term					4 years
Term loan facility, amount guaranteed					$ 78,900,000	$ 70,000,000
Lease Agreement, Extension Term					13 months
Term loan facility, amount outstanding					$ 210,000,000	251,300,000
Available amount under revolving part of credit facility					0	0
Summarized balance sheet information [Abstract]
Current assets					16,858,000	29,152,000
Non-current assets					290,370,000	305,852,000
Total assets					307,228,000	335,004,000
Current liabilities					19,487,000	29,443,000
Non-current liabilities	[1]				281,627,000	302,819,000
Total liabilities					301,114,000	332,262,000
Total shareholders' equity (2)					6,114,000	2,742,000
Due to parent					80,000,000	80,000,000
Due to related parties					10,100,000	97,000
Statement of operations information [Abstract]
Operating revenues					19,126,000	21,827,000	$ 23,292,000
Net operating revenues					19,049,000	21,827,000	23,292,000
Net income					3,372,000	6,462,000	6,424,000
Interest payable to parent					$ 3,600,000	4,300,000	6,500,000
SFL Linus [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from equity method investment dividends						$ 7,300,000	$ 42,100,000
Participation in equity method investee (in hundredths)					100.00%	100.00%	100.00%
Debt amount		$ 475,000,000
Term loan facility, term		5 years
Term loan facility, extension term					4 years
Term loan facility, amount guaranteed					$ 102,500,000	$ 90,000,000
Term loan facility, amount outstanding					241,500,000	308,800,000
Available amount under revolving part of credit facility					0	0
Summarized balance sheet information [Abstract]
Current assets					21,673,000	42,329,000
Non-current assets					375,222,000	396,765,000
Total assets					396,895,000	439,094,000
Current liabilities					31,442,000	51,543,000
Non-current liabilities	[1]				353,068,000	382,250,000
Total liabilities					384,510,000	433,793,000
Total shareholders' equity (2)					12,385,000	5,301,000
Due to parent					121,000,000	121,000,000
Due to related parties					21,700,000	3,600,000
Statement of operations information [Abstract]
Operating revenues					25,852,000	30,787,000	$ 34,889,000
Net operating revenues					25,821,000	30,787,000	34,889,000
Net income					7,290,000	11,323,000	14,563,000
Interest payable to parent					5,400,000	5,500,000	5,600,000
Total [Member]
Summarized balance sheet information [Abstract]
Current assets					58,089,000	97,723,000
Non-current assets					967,954,000	1,020,067,000
Total assets					1,026,043,000	1,117,790,000
Current liabilities					69,181,000	106,628,000
Non-current liabilities	[1]				931,755,000	1,000,484,000
Total liabilities					1,000,936,000	1,107,112,000
Total shareholders' equity (2)					25,107,000	10,678,000
Statement of operations information [Abstract]
Operating revenues					64,572,000	73,487,000	80,269,000
Net operating revenues					64,410,000	73,487,000	80,269,000
Net income					$ 14,635,000	$ 23,766,000	$ 27,765,000	[2]

[1]	SFL Deepwater, SFL Hercules and SFL Linus non-current liabilities at December 31, 2018, include $109.0 million (2017: $113.0 million), $80.0 million (2017: $80.0 million) and $121.0 million (2017: $121.0 million) due to Ship Finance, respectively (see Note 24: Related party transactions). In addition, SFL Hercules and SFL Linus current liabilities at December 31, 2018, include a further $10.1 million and $21.7 million due to Ship Finance. SFL Deepwater balance was $nil (2017: $0.1 million, $3.6 million and $0.2 million) due to Ship Finance (see Note 24: Related party transactions). (2)In the year ended December 31, 2018, SFL Deepwater, SFL Hercules and SFL Linus did not pay any dividends (2017: $3.4 million; 2016: $46.3 million), (2017: $3.8 million; 2016: $25.1 million), (2017: $7.3 million; 2016: $42.1 million), respectively.
[2]	The net income of SFL Deepwater, SFL Hercules and SFL Linus for the year ended December 31, 2018, includes interest payable to Ship Finance amounting to $5.1 million (2017: $5.4 million; 2016: $6.5 million), $3.6 million (2017: $4.3 million; 2016: $6.5 million), and $5.4 million (2017: $5.5 million; 2016: $5.6 million), respectively (see Note 24: Related party transactions).